Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Time charter revenue	$ 68,506,729	$ 23,594,678	$ 28,789,458
Commissions (including $359,868, $294,933 and $856,334, respectively, to related party)	(4,064,903)	(1,305,717)	(1,547,996)
Net revenue	64,441,826	22,288,961	27,241,462
Operating expenses
Voyage expenses, net	(755,998)	285,132	1,117,022
Vessel operating expenses (including $148,329, $122,909 and $130,384, respectively, to related party)	13,565,092	11,603,414	10,776,338
Dry-docking expenses	97,094	2,275,258	1,664,915
Vessel depreciation	7,656,638	6,556,256	6,458,251
Related party management fees	2,350,747	2,018,800	1,964,536
General and administrative expenses (including $1,250,000, $1,250,000 and $1,710,000, respectively, to related party)	2,638,427	2,291,244	2,252,666
Total operating expenses	25,552,000	25,030,104	24,233,728
Operating income / (loss)	38,889,826	(2,741,143)	3,007,734
Other income / (expenses)
Interest and other financing costs (including $0, $0 and $79,533, respectively, to related party	(2,339,023)	(2,331,998)	(3,513,105)
Loss on debt extinguishment	(1,647,654)	0	0
Gain / (loss) on derivatives, net	(3,765,619)	(790,359)	496,820
Interest income	10,484	4,094	22,216
Foreign exchange gain / (loss)	5,807	(18,455)	2,832
Other expenses, net	(7,736,005)	(3,136,718)	(2,991,237)
Net income / (loss)	31,153,821	(5,877,861)	16,497
Dividends to Series B preferred shares	(1,085,902)	(1,573,874)	(1,748,981)
Preferred deemed dividend	(665,287)	0	(185,665)
Net income / (loss) attributable to common shareholders	$ 29,402,632	$ (7,451,735)	$ (1,918,149)
(Loss) / earnings per share attributable to common shareholders – basic (in dollars per share)	$ 11.63	$ (3.28)	$ (0.85)
Weighted average number of shares outstanding during the year, basic (in shares)	2,528,507	2,275,062	2,251,439
(Loss) / earnings per share attributable to common shareholders – diluted (in dollars per share)	$ 11.54	$ (3.28)	$ (0.85)
Weighted average number of shares outstanding during the year, diluted (in shares)	2,548,950	2,275,062	2,251,439